Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets –
Cash	$ 375,000	$ 568,000	$ 1,180,000
Prepaid expenses and other assets	84,000	26,000	53,000
Total current assets	459,000	594,000	1,233,000
Cash and investments held in Trust Account	63,804,000	302,529,000	304,035,000
Total assets	64,263,000	303,123,000	305,268,000
Current liabilities –
Accounts payable	1,021,000	358,000	17,000
Accrued expenses	3,381,000	1,859,000	365,000
Accrued franchise and income taxes		8,000	225,000
Due to related party	5,575,000	1,958,000
Total current liabilities	9,977,000	4,183,000	607,000
Other liabilities –
Deferred underwriting compensation	6,000,000	10,500,000	10,500,000
Total liabilities	15,977,000	14,683,000	11,107,000
Common stock subject to possible redemption; 4,328,690 and 28,344,013 shares, respectively, at September 30, 2020 and December 31, 2019 (at approximately $10.00 per share)	43,286,000	283,440,000	289,161,000
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Class A Common stock, $0.0001 par value, 100,000,000 authorized shares, 30,000,000 shares issued, (23,877,301 shares of which have been redeemed) at September 30, 2020 and December 31, 2019, 1,794,009 and 961,167 shares, outstanding (excluding 4,328,690 and 28,344,013 shares, respectively, subject to possible redemption at September 30, 2020 and December 31, 2019)
Class F Common stock, $0.0001 par value, 10,000,000 authorized shares, 7,500,000 shares issued and outstanding	1,000	1,000	1,000
Additional paid-in-capital	3,077,000	847,000	2,234,000
Retained earnings	1,922,000	4,152,000	2,765,000
Total stockholders’ equity	5,000,000	5,000,000	5,000,000
Total liabilities and stockholders’ equity	$ 64,263,000	$ 303,123,000	$ 305,268,000